Summary of significant accounting policies (Details 2)	12 Months Ended							12 Months Ended			12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Little New Star [Member] CNY	Jun. 30, 2011 Little New Star [Member] CNY	Jun. 30, 2012 Little New Star [Member] USD ($)	Jun. 30, 2012 Wentai Education Group [Member] CNY	Jun. 30, 2011 Wentai Education Group [Member] CNY	Jun. 30, 2012 Wentai Education Group [Member] USD ($)	Jun. 30, 2012 Yuanbo [Member] CNY	Jun. 30, 2011 Yuanbo [Member] CNY	Jun. 30, 2012 Yuanbo [Member] USD ($)
Opening balance - goodwill		103,025,561	56,597,146	0	56,597,146	56,597,146	$ 1,871,516	46,428,415	0	$ 5,311,184	11,107,118	0	$ 1,748,327
Impairment loss on goodwill	(9,034,136)	(57,393,867)	0	0	(44,707,404)	0		(12,686,463)	0		0	0
Closing Balance - goodwill	$ 8,931,027	56,738,812	103,025,561	56,597,146	11,889,742	56,597,146	$ 1,871,516	33,741,952	46,428,415	$ 5,311,184	11,107,118	11,107,118	$ 1,748,327